Other operating income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Other operating income.
Government grants		¥ 553,153	¥ 347,817	¥ 282,866
Claims income		101,778	68,993	65,368
Others		66,044	34,130	9,795
ADR reimbursement		36,087	80,115
Total other operating income	$ 110,110	¥ 757,062	¥ 531,055	¥ 358,029